Trade and other receivables (Details 3) - INR (₨) ₨ in Thousands		Mar. 31, 2022	Mar. 31, 2021
Disclosure of Trade and other receivables [Abstract]
Advances and other deposits (Refer Note (a) below)	[1]	₨ 1,945,027	₨ 505,369
Withholding taxes (Refer Note (b) below)	[2]	1,331,958	696,743
Other Current Receivables	[3]	3,276,985	1,202,112
Financial assets included in other receivables		₨ 29,869	₨ 79,830

[1]	Advances and other deposits primarily comprise of receivables in the form of deposits, sales tax/VAT, GST, service tax and other advances given in the ordinary course of business.
[2]	Includes withholding taxes recoverable from the Department of Income-tax for which the Company has filed tax returns for refund. The Company expects to realize such refund of withholding taxes within the next 12 months.
[3]	Other receivables comprise of the following items: